RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jul. 31, 2023
Related Party Transaction [Line Items]
Revenue	¥ 1,018,139	$ 143,402	¥ 985,517	¥ 944,722
Expenses from transactions with related parties	561,384	79,070	579,592	714,872
Amounts due from related parties	1,810		2,286		$ 255
Amounts due to related parties	4,428		6,944		624
Operating lease right-of-use assets	3,648		12,782		514
Current lease liabilities	1,927		6,123		271
Non-current operating lease liabilities	1,933		2,894		272
Related Party
Related Party Transaction [Line Items]
Revenue	1,388	196	1,224	2,157
Amounts due from related parties	1,810		2,286		255
Amounts due to related parties	4,428		6,944		624
Operating lease right-of-use assets	0		8,621
Current lease liabilities	0		4,616
Related Party | Perfect World Group
Related Party Transaction [Line Items]
Assets transferred				429
Amounts due from related parties	1,626		2,263		229
Amounts due to related parties	4,249		6,807		599
Operating lease right-of-use assets			8,621
Current lease liabilities			4,616
Gain loss recognized				0
Related Party | Hongen Education
Related Party Transaction [Line Items]
Amounts due from related parties	184		18		26
Amounts due to related parties	179		30		$ 25
Related Party | Equity Investee
Related Party Transaction [Line Items]
Purchase of products from Equity Investee			357
Amounts due from related parties			5
Amounts due to related parties			107
Related Party | Product sales | Hongen Kindergartens
Related Party Transaction [Line Items]
Revenue	1,291	182	1,224	2,157
Related Party | Product sales | Perfect World Group
Related Party Transaction [Line Items]
Revenue	97	14
Related Party | Rental and property management services | Perfect World Group
Related Party Transaction [Line Items]
Expenses from transactions with related parties	24,666	3,474	26,818	26,463
Related Party | Research and development administrative and other services | Perfect World Group
Related Party Transaction [Line Items]
Expenses from transactions with related parties	5,136	723	3,668	3,979
Related Party | Research and development outsourcing services | Perfect World Group | Maximum
Related Party Transaction [Line Items]
Lessee operating lease term of contract						12 months
Related Party | Research and development outsourcing services | Hongen Education
Related Party Transaction [Line Items]
Expenses from transactions with related parties	576	81	166	¥ 459
Related Party | Research and development outsourcing services | Equity Investee
Related Party Transaction [Line Items]
Expenses from transactions with related parties	¥ 52	$ 7	¥ 20